Subsequent Event	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Event
Subsequent Events
Acquisition
In January 2017, we acquired OmicSoft Corporation, a privately owned bioinformatics company, that markets a suite of tools that allow customers to analyze and visualize data sets and compare them to large, publicly available multi-omics data sets. The acquisition was not individually significant to the overall consolidated financial statements.
Synthetic Share Repurchase
In January 2017, QIAGEN completed a synthetic share repurchase that combined a direct capital repayment with a reverse stock split as discussed in Note 17 Equity.